NON-FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Inventories	$ 173	[1]	$ 155	[1]	$ 116	$ 153
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Inventories	104		87
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventories	8		8
In Process And Finished Products [Member]
IfrsStatementLineItems [Line Items]
Inventories	$ 61		$ 60

[1]	It includes impairment loss as a result of the performed recoverability assessment for US$ 2 million as of December 31, 2022 and 2021, acoording with the policy described in Note 4.13.